INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2025
Major components of tax expense (income) [abstract]
Disclosure of provision for income taxes [Table Text Block]
	2025	2024
	$	$
Loss before income taxes	(10,039,658)	(11,703,990)
Expected income tax recovery based on statutory rate	(2,661,000)	(3,102,000)
Adjustments to expected income tax benefit:
Share-based compensation	405,000	473,000
Non-deductible expenses and other	7,000	(33,000)
Change in benefit of tax assets not recognised	2,249,000	2,662,000
Deferred income tax provision (recovery)	-	-

Disclosure of deferred taxes [Table Text Block]
	2025	2024
	$	$
Recognised deferred tax assets and liabilities
Interest in exploration and evaluation property	-	507,635
Property and equipment	-	(515,160)
Right-of-use assets	(78,000)	(121,000)
Lease liability	78,000	128,525
Net deferred tax assets	-	-

Disclosure of unrecognized temporary differences and tax losses [Table Text Block]
	2025	2024
	$	$
Non-capital loss carry-forwards	43,742,000	29,628,000
Equipment	390,000	-
Interest in exploration and evaluation property	28,256,000	26,340,000
Scientific research and development	512,000	580,000
Share issue costs	317,000	675,000
Lease liability	39,000	-
Deductible temporary differences	73,256,000	57,474,000